Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss before income tax	S/ (230,708)	S/ (60,373)	S/ (164,770)
Adjustments to profit not affecting cash flows from operating activities:
Depreciation	74,988	98,795	98,504
Amortization of intangible assets	102,035	106,512	98,621
Impairment (reversal) of inventories	(1,972)	2,984	(30)
Impairment of accounts receivable and other accounts receivable	182,114	29,389	134,964
Debt condonation	(5,244)		(9,451)
Impairment of property, plant and equipment	10,187	8,088
Impairment of intangible assets	2,530
Other comprehensive income recycled	(7,461)
Other provisions	294,337	62,962	126,896
Change in the fair value of the liability for put option			245
Renegotiation of liability for acquisition of non-controlling Morelco	(3,706)	(70,322)
Financial expense,net	159,774	222,453	225,212
Impairment of investment	14,804		38
Incremental cost accrued			8,875
Incremental cost of acquiring interest in joint operation		12,732
Share of the profit and loss of associates and joint ventures accounted for using the equity method	(1,907)	861	(770)
Reversal of provisions	(11,930)	(13,027)	(33,264)
Disposal (reversal) of assets	137	2,410	8,895
Profit on sale of property, plant and equipment	(3,889)	(3,937)	(2,322)
Loss on remeasurement of accounts receivable and accounts payable	87,477	106,613	(25,888)
Net variations in assets and liabilities:
Trade accounts receivable	(336,106)	(143,190)	209,400
Other accounts receivable	(133,349)	42,133	(50,680)
Other accounts receivable from related parties	22,572	(57,258)	(20,641)
Inventories	78,899	59,201	22,578
Prepaid expenses and other assets	16,545	(11,681)	(823)
Trade accounts payable	130,929	(27,375)	(78,218)
Other accounts payable	(86,194)	73,966	(62,148)
Other accounts payable to related parties	(4,737)	7,703	3,591
Other provisions	(41,000)	(27,964)	(9,051)
Interest paid	(145,773)	(146,369)	(137,369)
Payments for purchases of intangible assets - Concessions	(5,645)	(5,157)	(3,519)
Income tax paid	(124,047)	(75,641)	(112,851)
Net cash provided by operating activities	33,660	194,508	226,024
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment	11,274	9,162	9,118
Interest received	12,894	2,474	4,292
Dividends received	380	3,445	2,318
Acquisition of investment property	(53)	(152)	(98)
Acquisition of intangible assets	(159,512)	(53,808)	(46,767)
Loss of deconsolidation of investment		(11,223)
Acquisition of property, plant and equipment	(63,155)	(38,087)	(33,596)
Net cash applied to investing activities	(198,172)	(88,189)	(64,733)
FINANCING ACTIVITIES
Borrowing received	493,031	281,079	185,644
Bonds issued		357,424
Amortization of borrowings received	(216,195)	(542,918)	(262,474)
Amortization of leases	(8,536)	(5,442)	(12,689)
Amortization of bonds issued	(56,745)	(48,858)	(37,981)
Payment for debt transaction costs	(13,736)	(5,681)
Dividends paid to non-controlling interest	(34,477)	(25,693)	(82,412)
Cash received (return of contributions) from non-controlling shareholders	(36,879)	(27,104)	(15,725)
Acquisition or sale of interest in a subsidiary of non-controlling shareholders, net		(33,232)
Net cash (applied to) provided by financing activities	126,463	(50,425)	(225,637)
(Net decrease) net increase in cash	(38,049)	55,894	(64,346)
Exchange difference	(1,575)	1,116	13,813
Cash and cash equivalents at the beginning of the year	957,178	900,168	950,701
Cash and cash equivalents at the end of the year	917,554	957,178	900,168
NON-CASH TRANSACTIONS:
Capitalization of interests	937	1,244	4,887
Acquisition of assets through finance leases		104	71
Dividends declared to non-controlling interest		17,281
Acquisition of right-of-use assets	21,567	7,988	12,075
Capitalization of convertible bonds	335,580
Reclassification to other accounts receivable by Concesionaria Via Expresa Sur			24,157
Acquisition of supplier bonds			S/ 25,871